SHAREHOLDERS' EQUITY (Schedule Of Equity-Based Compensation Expense) (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2021	Jun. 30, 2020
Total share-based compensation expense	$ 637	$ 867
Cost of Revenue [Member]
Total share-based compensation expense	71	60
Research And Development Expense [Member]
Total share-based compensation expense	113	99
Sales And Marketing Expense [Member]
Total share-based compensation expense	154	268
General And Administrative Expense [Member]
Total share-based compensation expense	$ 299	$ 440